Acquisition Adjustments to Unaudited Pro Forma Condensed Combined Statement of Financial Position (Details Narrative)	1 Months Ended	12 Months Ended
	Dec. 19, 2025	Dec. 31, 2025
Acquisition Adjustments To Unaudited Pro Forma Condensed Combined Statement Of Financial Position
Outstanding shares, percentage	42.25%	42.25%
[custom:InterestRates]		2.396%
Outstanding shares, percentage of ownership		27.80%